Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	December 31, 2024	December 31, 2023
Trade payables related to operating, general and administrative expenses	$53,901	$54,536
Trade payables related to capital expenditures	15,796	1,591
Other provisions	3,338	9,312
DSU and PSU Liability (Note 13g,f)	3,214	3,894
Other taxes payable	—	15
Total	$76,249	$69,348